Accrued expenses and other current liabilities	6 Months Ended
Mar. 31, 2025
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 14 – Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	March 31,	September 30,
	2025	2024
	(unaudited)
Payroll payable	$272,231	$277,383
Interest payable	2,150	-
Accrued expenses	7,663	26,050
Accrued expenses and other current liabilities	$282,044	$303,433